OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2020
Other Long-Term Assets [Abstract]
OTHER LONG-TERM ASSETS
13. OTHER LONG-TERM ASSETS

As at	December 31, 2020	December 31, 2019
Investments in equity securities	$99,048	$253,540
Warrant investments	367	1,605
Deposits and other	4,184	184
Long-term inventories	12,288	—
	$115,887	$255,329

Long-term inventories include long-term stockpiles expected to be processed beyond the next 12 months and long-term supplies and consumables expected to be used beyond the next 12 months.

Investments in equity securities

Changes in the investments in equity securities for the years ended December 31, 2020 and 2019 are as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Balance, beginning of year	$253,540	$141,781
Acquisition of investments	26,803	34,026
Disposition of investments	(174,334)	—
Gains (losses) recorded in OCI	(11,735)	68,891
Foreign currency translation recorded in OCI	4,774	8,842
Investments in equity securities, end of year	$99,048	$253,540

The fair value of the investments in equity securities held as at December 31, 2020 and December 31, 2019 are as follows:

Investments in equity securities	Shares held at December 31, 2020	Fair value as at December 31, 2019	Purchase/(sales)	Gains (losses) recorded in OCI	Foreign currency translation	Fair value as at December 31, 2020
Osisko Mining Inc.	—	$101,757	($107,664)	$7,199	($1,292)	$—
Novo Resources Corp.	9,225,168	87,520	(38,862)	(32,688)	1,277	17,247
Wallbridge Mining Company Ltd.	78,109,200	39,943	17,643	(12,064)	2,338	47,860
De Grey Mining Ltd.	—	1,194	(25,770)	23,276	1,300	—
Other		23,126	7,122	2,542	1,151	33,941
Total		$253,540	($147,531)	($11,735)	$4,774	$99,048

Investments in equity securities	Shares held at December 31, 2019	Fair value as at December 31, 2018	Purchase/(sales)	Gains (losses) recorded in OCI	Foreign currency translation	Fair value as at December 31, 2019
Osisko Mining Inc.	32,627,632	$73,452	$—	$24,135	$4,170	$101,757
Novo Resources Corp.	29,830,268	54,249	—	30,214	3,057	87,520
Wallbridge Mining Company Ltd.	57,000,000	—	24,434	14,687	822	39,943
De Grey Mining Ltd.	33,333,333	2,938	—	(1,848)	104	1,194
Other		11,142	9,592	1,703	689	23,126
Total		$141,781	$34,026	$68,891	$8,842	$253,540